LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS, NET

NOTE 6 – LONG-TERM INVESTMENTS, NET

Long-term investments, net consist of the following:

	December 31,	December 31,
	2024	2023
Investments in funds that report NAV per share	97,915	64,196
Investments in private entities or organizations that do not report NAV per share:
Companies and organizations without observable price changes	290,138	200,337
Investment in a private entity accounted for under equity method	15,766	10,232
Investment in a public entity accounted for under equity method	2,733,567	-
Investments in voluntary partnerships accounted for under equity method	197,176	215,672
Subtotal	3,334,562	490,437
Less: impairment	(28,104)	-
Long-term investments, net	3,306,458	490,437

Realized and unrealized gain or loss on long-term investments, and impairment loss on long-term investments, which are included in other income (expenses), are as follows:

	For the Years Ended
	December 31,
	2024	2023	2022
Realized gain	129	30,363	11,019
Unrealized gain (loss)	5,799	371	(20,705)
Impairment loss	28,104	-	22,847

Investments accounted for under equity method

The Company maintains equity method investments in voluntary partnerships and other entities. The Company determines that it does not control these voluntary partnerships and other entities and as a result does not consolidate them. As of December 31, 2024, the most significant of these investments was the Company’s ownership interest in Cumica Corporation (“Cumica”), a public entity listed on the Tokyo Stock Exchange.

On November 15, 2023, the Company entered into a share transfer agreement with four shareholders of Cumica to acquire 2,158,800 shares, representing a 20.39% equity interest in Cumica, in an aggregate cash consideration of JPY1,988,255. The transaction closed on January 12, 2024. On August 28, 2024, the Company entered into a share allotment agreement with Cumica, pursuant to which the Company acquired an additional 1,470,500 shares of Cumica for a cash consideration of JPY599,964. Following this transaction, the Company’s ownership interest in Cumica increased to 30.58%.

Summarized financial information of Cumica as of December 31, 2024 is as follows:

December 31,
2024
Current assets	11,471,496
Non-current assets	7,294,155
Total assets	18,765,651

Current liabilities	2,124,573
Non-current liabilities	4,728,753
Total liabilities	6,853,326

Summarized financial information of Cumica for the year ended December 31, 2024 is as follows:

For the Year Ended December 31, 2024
Revenues	4,143,499
Gross profit	933,399
Net income	366,083

Summarized financial information of all investments accounted for under equity method as of December 31, 2024 and 2023 is as follows:

	December 31,	December 31,
	2024	2023
Current assets	11,872,274	298,056
Non-current assets	9,750,947	1,664,068
Total assets	21,623,221	1,962,124

Current liabilities	2,183,353	45,299
Non-current liabilities	4,802,583	38,820
Total liabilities	6,985,936	84,119

Summarized financial information of all investments accounted for under equity method for the years ended December 31, 2024, 2023 and 2022 is as follows:

	For the Years Ended December 31,
	2024	2023	2022
Revenues	4,453,964	198,282	35,278
Gross profit	1,058,524	74,972	9,914
Net income	418,942	21,621	1,931

For the year ended December 31, 2024, the Company recognized income from equity method investments of JPY59,132. For the years ended December 31, 2023 and 2022, the Company recognized loss from equity method investments of JPY1,689 and JPY748, respectively.